Trade and Other Receivables	12 Months Ended
Dec. 31, 2022
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Trade and Other Receivables
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– Trade and Other Receivables

In $000s	As at December 31, 2022	As at December 31, 2021

Trade receivables	$18,265	$11,760

Other receivables	3,129	384

Total trade and other receivables	$21,394	$12,144